Shareholders' Equity (Details)	12 Months Ended
	Dec. 31, 2021 Vote $ / shares shares	Sep. 02, 2021 $ / shares shares	Sep. 01, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares
Equity [Abstract]
Units issued (in shares)				100
Unites outstanding (in shares)				100
Common stock, shares outstanding (in shares)	62,690,869	59,661,273		37,200,000
Authorized shares of Common Stock (in shares)	500,000,000	500,000,000	500,000,000	500,000,000
Common Stock pare value per share (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Authorized shares of Preferred Stock (in shares)	100,000,000	100,000,000	100,000,000
Preferred Stock par value per share (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Number of votes held | Vote	1
Preferred Stock outstanding at the period end (in shares)	0			0